INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE H — INCOME TAXES

The significant components of the provision for income taxes for the years ended December 31, 2013, 2012 and 2011 are as follows:

	2013	2012	2011
	(dollars in thousands)
Current tax provision:
Federal	$823	$38	$(19)
State	227	—	—
Total current tax provision (benefit)	1,050	38	(19)
Deferred tax provision:
Federal	526	2,217	(355)
State	227	567	(11)
Total deferred tax provision (benefit)	753	2,784	(366)
Net income tax provision (benefit)	$1,803	$2,822	$(385)
The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes is summarized below:

	2013	2012	2011
	(dollars in thousands)
Income tax at federal statutory rate	$1,613	$2,536	$(186)
Increase (decrease) resulting from:
State income taxes, net of federal tax effect	300	374	(7)
Tax-exempt interest income	(66)	(68)	(72)
Income from life insurance	(80)	(84)	(87)
Incentive stock option expense	9	13	26
Other permanent differences	27	51	(59)
Provision for income taxes	$1,803	$2,822	$(385)
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred taxes at December 31, 2013 and 2012 are as follows:

	2013	2012
	(dollars in thousands)
Deferred tax assets relating to:
Allowance for loan losses	$2,631	$3,044
Deferred compensation	327	401
Supplemental executive retirement plan	59	61
Net operating loss/net economic loss	—	295
Unrealized losses on available-for-sale securities	65	—
Write-downs on foreclosed real estate	77	107
AMT tax credit	25	58
Other	164	71
Total deferred tax assets	3,348	4,037
Deferred tax liabilities relating to:
Premises and equipment	(694)	(730)
Deferred loan fees/costs	(29)	(22)
Unrealized gains on available-for-sale securities	—	(699)
Core deposit intangible	(68)	(115)
Other	(77)	—
Total deferred tax liabilities	(868)	(1,566)
Net recorded deferred tax asset, included in other assets	$2,480	$2,471
The Company’s policy is to report interest and penalties, if any, related to uncertain tax positions in income tax expense in the Consolidated Statements of Operations. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2010. As of December 31, 2013 and 2012 the Company has no uncertain tax provisions.

Deferred Tax Asset

The Company’s net deferred tax asset was $2.5 million at December 31, 2013 and 2012. In evaluating whether we will realize the full benefit of our net deferred tax asset, we consider both positive and negative evidence, including among other things recent earnings trends, projected earnings, and asset quality. As of December 31, 2013, management concluded that the Company’s net deferred tax assets were fully realizable. The Company will continue to monitor deferred tax assets closely to evaluate whether we will be able to realize the full benefit of our net deferred tax asset or whether there is any need for a valuation allowance. Significant negative trends in credit quality, losses from operations or other factors could impact the realization of the deferred tax asset in the future. The Company adjusted its net deferred tax asset as a result of reductions in the North Carolina corporate income tax rates that were enacted July 23, 2013, effective January 1, 2014 and January 1, 2015. The lower corporate income tax rate resulted in a reduction in the deferred tax asset in 2013 and an increase in the current period income tax expense for the year ended December 31, 2013.
The Company has no history of expiration of loss carry forwards. Management believes the Company’s forecasted earnings support a conclusion that a valuation allowance is not needed. Management closely monitors the previous twelve quarters of income (loss) before income taxes in evaluating the need for a deferred tax asset valuation allowance. This is referred to as the cumulative loss test.
As of December 31, 2013, the Company passed the cumulative loss test by $8.6 million excluding the one-time non-recurring recovery pertaining to the previously reported loan fraud by a large relationship borrower. The Company feels confident that deferred tax assets are more likely than not to be realized.